Equity Shares (Details) - Schedule of Equity Shares Issued and Outstanding (Parentheticals) - $ / shares	Mar. 31, 2022	Mar. 31, 2021
Schedule of Equity Shares Issued and Outstanding [Abstract]
Equity shares, par value	$ 0.000625	$ 0.000625